Accrued Expenses	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Expenses

13. Accrued Expenses

Accrued expenses are summarized as follows:

	As of December 31,
	2020	2019
General accrued expenses	$4,116,875	$7,665,518
Accrued payroll and related taxes	2,519,903	968,782
Accrued publisher expenses	3,956,114	1,550,669
Sales tax liability	1,063,515	801,930
Due to Meredith	-	701,734
Due to ABG	-	4,000,000
Restricted stock liabilities	1,627,499	-
Other	1,434,287	794,568
	$14,718,193	$16,483,201